Employee Benefit Plan (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Employee Benefit Plan
Employee's contributions	$ 46,800	$ 53,900	$ 108,800	$ 105,000	$ 153,200	$ 171,900